Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 0	$ 554,000
Work in process	240,000	0
Total inventory	240,000	554,000
Inventory costs recognized	$ 2,087,000	$ 0